Financial Risks - Schedule of Credit Risk Concentration - Credit Rating (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Government bonds [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		€ 169	€ 166
Government bonds [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		5,857	6,444
Government bonds [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		823	723
Government bonds [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		417	354
Government bonds [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		265	205
Government bonds [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		53	69
Government bonds [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		18	9
Government bonds [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	[1]	7,601	7,969
Corporate bonds [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		434	503
Corporate bonds [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		2,686	2,262
Corporate bonds [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		16,127	16,352
Corporate bonds [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		20,099	17,408
Corporate bonds [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		834	838
Corporate bonds [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		398	496
Corporate bonds [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		205	245
Corporate bonds [member] | Assets not rated [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating			2
Corporate bonds [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	[1]	40,783	38,106
RMBs CMBSs ABSs [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		2,888	2,462
RMBs CMBSs ABSs [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		1,202	1,160
RMBs CMBSs ABSs [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		3,169	2,101
RMBs CMBSs ABSs [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		847	404
RMBs CMBSs ABSs [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		99	78
RMBs CMBSs ABSs [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		94	30
RMBs CMBSs ABSs [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		503	618
RMBs CMBSs ABSs [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	[1]	8,802	6,853
Other credit grades [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		1,892	3,915
Other credit grades [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		0	0
Other credit grades [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		0	0
Other credit grades [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		0	0
Other credit grades [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		0	0
Other credit grades [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		0	0
Other credit grades [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		0	0
Other credit grades [member] | Assets not rated [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		83	144
Other credit grades [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	[1]	1,976	4,059
Debt securities and money market investments [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		5,383	7,046	[2]
Debt securities and money market investments [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		9,745	9,866	[2]
Debt securities and money market investments [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		20,119	19,176	[2]
Debt securities and money market investments [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		21,363	18,165	[2]
Debt securities and money market investments [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		1,198	1,121	[2]
Debt securities and money market investments [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		545	596	[2]
Debt securities and money market investments [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		726	872	[2]
Debt securities and money market investments [member] | Assets not rated [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		83	147	[2]
Debt securities and money market investments [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	[1]	€ 59,162	€ 56,988	[2]

[1]	CNLP Ratings are used and are the lower of the Barclay’s Rating and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.
[2]	Includes investments of Holding and other activities.